Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Capitalized development costs [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	5 years
Purchased software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	5 years
Software from business combinations [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	10 years